NET LOSS PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Entity Listings [Line Items]
Schedule of basic and diluted net loss per share

	For the Three	For the Six
	Months Ended	Months Ended
	June 30, 2021	June 30, 2021
Common stock subject to possible redemption
Numerator: Net income allocable to common stock subject to possible redemption amortized interest income on marketable securities held in trust	$3,151	$11,723
Less: interest available to be withdrawn for payment of taxes	(3,151)	(11,723)
Net income allocable to common stock subject to possible redemption	$-	$-
Denominator: Weighted average redeemable common stock, basic and diluted	9,822,956	9,673,135
Basic and diluted net income per share, redeemable common stock	$0.00	$0.00

Non-redeemable common stock
Numerator: Net loss minus redeemable net earnings
Net loss	$(7,705,427)	$(4,662,223)
Redeemable net earnings	-	-
Non-redeemable net loss	$(7,705,427)	$(4,662,223)
Denominator: Weighted average non-redeemable common stock, basic and diluted	5,097,044	5,246,865
Basic and diluted net loss per share, common stock	$(1.51)	$(0.89)

For the Period from
August 20, 2020 (Inception)
through December 31, 2020
Common stock subject to possible redemption
Numerator: Net income allocable to common stock subject to possible redemption Amortized Interest income on marketable securities held in trust	$7,960
Less: interest available to be withdrawn for payment of taxes	(7,960)
Net income allocable to common stock subject to possible redemption	$—
Denominator: Weighted Average Redeemable common stock Redeemable Common Stock, Basic and Diluted	3,399,685
Basic and Diluted net income per share, Redeemable Common Stock	$0.00

Non-Redeemable Common Stock
Numerator: Net Income minus Redeemable Net Earnings
Net Income	$4,092,424
Redeemable Net Earnings	—
Non-Redeemable Net Income	$4,092,424
Denominator: Weighted Average Non-Redeemable Common Stock Basic and diluted weighted average shares outstanding, common stock	4,646,706
Basic and diluted net income per share, common stock	$0.88

Schedule of anti-dilutive net loss per share

	Years Ended December 31,
	2020	2019
Stock options outstanding (a)	958,782	888,621
Non-vested shares of restricted stock	68,557	14,200
Preferred stock and warrants (b):
Convertible Preferred Stock
Series B	—	72,123
Series B-1	72,123	—
Series C	—	416,667
Series C-1	416,667	—
Series D	1,080,993	1,450,993
Series D-1	325,203	325,203
Series D-2	370,000	—
Senior Convertible Preferred Stock
Series E	615,231	615,231
Series E-1	393,511	393,511
Series F	352,076	352,076
Series F-1	46,325	46,325
Series G	740,987	—
Series H	168,288	—
Warrants
Series D and D-1 warrants	365,854	365,854
Series H warrants	139,428	—

Airspan [Member]
Entity Listings [Line Items]
Schedule of basic and diluted net loss per share

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Numerator:
Net loss	$(10,418)	$(11,053)	$(23,967)	$(24,068)

Denominator - basic and diluted:
Weighted average common shares outstanding	670,043	669,534	669,839	669,534

Net loss per share - basic and diluted	$(15.55)	$(16.51)	$(35.78)	$(35.95)

	Years Ended December 31,
	2020	2019	2018
Numerator:
Net loss	$(25,643)	$(51,981)	$(35,292)

Denominator – basic and diluted:
Weighted average common shares outstanding	669,534	669,534	254,679

Net loss per share – basic and diluted	$(38.30)	$(77.64)	$(138.57)

Schedule of anti-dilutive net loss per share

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Stock options outstanding (a)	1,018,125	980,946	1,018,125	980,946
Non-vested shares of restricted stock	72,989	68,557	72,989	68,557
Preferred stock and warrants (b):
Convertible Preferred Stock
Series B	—	72,123	—	72,123
Series B-1	72,123	—	72,123	—
Series C	—	416,667	—	416,667
Series C-1	416,667	—	416,667	—
Series D	1,080,993	1,450,993	1,080,993	1,450,993
Series D-1	325,203	325,203	325,203	325,203
Series D-2	370,000	—	370,000	—
Senior Convertible Preferred Stock
Series E	615,231	615,231	615,231	615,231
Series E-1	393,511	393,511	393,511	393,511
Series F	352,076	352,076	352,076	352,076
Series F-1	46,325	46,325	46,325	46,325
Series G	740,987	464,566	740,987	464,566
Series H	181,294	—	181,294	—
Warrants
Series D and D-1 warrants	162,602	585,624	162,602	585,624
Series H warrants	145,931	—	145,931	—

(a)	If the Company had reported net income, the calculation of these per share amounts would have included the dilutive effect of these common stock equivalents using the treasury stock method for stock options.

(b)	The convertible preferred stock and warrants referred to in Note [11] were also excluded on an as converted basis because their effect would have been anti-dilutive.